Fair Value of Financial Assets and Liabilities - Derivative Instruments (Fair Value of Financial Liabilities Measured on Recurring Basis) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability	$ 1,117,000
AmpliPhi Biosciences Corporation [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability	22,000	$ 292,000
AmpliPhi Biosciences Corporation [Member] | June 2016 Offering Warrant Liabilities [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability	1,000	32,000
AmpliPhi Biosciences Corporation [Member] | November 2016 Offering Warrant Liabilities [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability	21,000	260,000
AmpliPhi Biosciences Corporation [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability
AmpliPhi Biosciences Corporation [Member] | Fair Value, Inputs, Level 1 [Member] | June 2016 Offering Warrant Liabilities [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability
AmpliPhi Biosciences Corporation [Member] | Fair Value, Inputs, Level 1 [Member] | November 2016 Offering Warrant Liabilities [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability
AmpliPhi Biosciences Corporation [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability
AmpliPhi Biosciences Corporation [Member] | Fair Value, Inputs, Level 2 [Member] | June 2016 Offering Warrant Liabilities [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability
AmpliPhi Biosciences Corporation [Member] | Fair Value, Inputs, Level 2 [Member] | November 2016 Offering Warrant Liabilities [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability
AmpliPhi Biosciences Corporation [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability	22,000	292,000
AmpliPhi Biosciences Corporation [Member] | Fair Value, Inputs, Level 3 [Member] | June 2016 Offering Warrant Liabilities [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability	1,000	32,000
AmpliPhi Biosciences Corporation [Member] | Fair Value, Inputs, Level 3 [Member] | November 2016 Offering Warrant Liabilities [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability	21,000	$ 260,000
C3J [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative liability	$ 1,117,000